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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09585

                       Pioneer Research Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Research Fund

 Schedule of Investments 3/28/2013

 Shares

 Value

 COMMON STOCKS - 97.5%

 Energy - 10.5%

 Oil & Gas Drilling - 0.4%

 4,542

 Ensco Plc

 $

 272,520

 Oil & Gas Equipment & Services - 3.6%

 5,460

 FMC Technologies, Inc. *

 $

 296,969

 25,673

 Halliburton Co.

 1,037,446

 16,112

 Schlumberger, Ltd.

 1,206,628

 $

 2,541,043

 Integrated Oil & Gas - 3.6%

 15,710

 Chevron Corp.

 $

 1,866,662

 8,345

 Occidental Petroleum Corp.

 653,998

 $

 2,520,660

 Oil & Gas Exploration & Production - 1.4%

 29,224

 Marathon Oil Corp.

 $

 985,433

 Oil & Gas Refining & Marketing - 1.5%

 6,014

 Marathon Petroleum Corp. *

 $

 538,854

 10,700

 Valero Energy Corp.

 486,743

 $

 1,025,597

 Total Energy

 $

 7,345,253

 Materials - 3.2%

 Fertilizers & Agricultural Chemicals - 1.2%

 14,225

 The Mosaic Co.

 $

 847,952

 Specialty Chemicals - 1.3%

 11,685

 Ecolab, Inc.

 $

 936,903

 Diversified Metals & Mining - 0.7%

 14,214

 Freeport-McMoRan Copper & Gold, Inc.

 $

 470,483

 Total Materials

 $

 2,255,338

 Capital Goods - 8.7%

 Aerospace & Defense - 2.2%

 12,420

 Raytheon Co.

 $

 730,172

 9,031

 United Technologies Corp.

 843,766

 $

 1,573,938

 Construction & Engineering - 0.7%

 16,231

 KBR, Inc.

 $

 520,690

 Industrial Conglomerates - 1.8%

 11,558

 3M Co.

 $

 1,228,731

 Construction & Farm Machinery & Heavy Trucks - 2.8%

 5,753

 Cummins, Inc.

 $

 666,255

 11,091

 Joy Global, Inc.

 660,136

 30,824

 The Manitowoc Co., Inc.

 633,741

 $

 1,960,132

 Industrial Machinery - 1.2%

 10,544

 Ingersoll-Rand Plc

 $

 580,025

 3,245

 SPX Corp.

 256,225

 $

 836,250

 Total Capital Goods

 $

 6,119,741

 Transportation - 1.7%

 Air Freight & Logistics - 0.8%

 5,460

 FedEx Corp.

 $

 536,172

 Railroads - 0.9%

 4,402

 Union Pacific Corp.

 $

 626,889

 Total Transportation

 $

 1,163,061

 Consumer Durables & Apparel - 0.5%

 Apparel, Accessories & Luxury Goods - 0.5%

 12,136

 True Religion Apparel, Inc.

 $

 316,871

 Total Consumer Durables & Apparel

 $

 316,871

 Consumer Services - 2.0%

 Hotels, Resorts & Cruise Lines - 0.5%

 8,526

 Marriott International, Inc.

 $

 360,053

 Restaurants - 1.5%

 1,319

 Chipotle Mexican Grill, Inc. *

 $

 429,823

 10,335

 Starbucks Corp.

 588,682

 $

 1,018,505

 Total Consumer Services

 $

 1,378,558

 Media - 4.4%

 Cable & Satellite - 1.6%

 27,305

 Comcast Corp.

 $

 1,147,083

 Movies & Entertainment - 2.8%

 19,969

 The Walt Disney Co.

 $

 1,134,239

 14,292

 Time Warner, Inc.

 823,505

 $

 1,957,744

 Total Media

 $

 3,104,827

 Retailing - 4.6%

 Internet Retail - 1.1%

 2,806

 Amazon.com, Inc. *

 $

 747,771

 Department Stores - 0.6%

 10,078

 Macy's, Inc.

 $

 421,664

 Apparel Retail - 0.7%

 8,700

 Ross Stores, Inc.

 $

 527,394

 Home Improvement Retail - 2.2%

 16,641

 Lowe's Companies, Inc.

 $

 631,027

 12,934

 The Home Depot, Inc.

 902,535

 $

 1,533,562

 Total Retailing

 $

 3,230,391

 Food & Staples Retailing - 2.0%

 Drug Retail - 1.2%

 15,648

 CVS Caremark Corp.

 $

 860,484

 Food Retail - 0.8%

 6,641

 Whole Foods Market, Inc.

 $

 576,107

 Total Food & Staples Retailing

 $

 1,436,591

 Food, Beverage & Tobacco - 6.6%

 Soft Drinks - 2.8%

 5,337

 Fomento Economico Mexicano SAB de CV (A.D.R.)

 $

 605,750

 17,680

 PepsiCo, Inc.

 1,398,665

 $

 2,004,415

 Packaged Foods & Meats - 1.2%

 6,585

 Campbell Soup Co.

 $

 298,696

 5,933

 The Hershey Co.

 519,315

 $

 818,011

 Tobacco - 2.6%

 23,819

 Altria Group, Inc.

 $

 819,135

 10,892

 Philip Morris International, Inc.

 1,009,797

 $

 1,828,932

 Total Food, Beverage & Tobacco

 $

 4,651,358

 Household & Personal Products - 1.7%

 Household Products - 0.8%

 4,887

 Colgate-Palmolive Co.

 $

 576,813

 Personal Products - 0.9%

 10,137

 The Estee Lauder Companies, Inc.

 $

 649,072

 Total Household & Personal Products

 $

 1,225,885

 Health Care Equipment & Services - 3.4%

 Health Care Equipment - 0.7%

 7,025

 Covidien Plc

 $

 476,576

 Health Care Distributors - 0.5%

 7,869

 Cardinal Health, Inc.

 $

 327,508

 Health Care Services - 1.2%

 2,801

 DaVita HealthCare Partners, Inc. *

 $

 332,171

 8,670

 Express Scripts Holding Co. *

 499,826

 $

 831,997

 Managed Health Care - 1.0%

 7,690

 Aetna, Inc.

 $

 393,113

 4,679

 Humana, Inc.

 323,366

 $

 716,479

 Total Health Care Equipment & Services

 $

 2,352,560

 Pharmaceuticals, Biotechnology & Life Sciences - 9.5%

 Biotechnology - 2.9%

 6,437

 Celgene Corp. *

 $

 746,113

 16,088

 Gilead Sciences, Inc. *

 787,186

 10,025

 Vertex Pharmaceuticals, Inc. *

 551,174

 $

 2,084,473

 Pharmaceuticals - 6.6%

 5,803

 Actavis, Inc. *

 $

 534,514

 4,298

 Allergan, Inc.

 479,786

 4,560

 AstraZeneca Plc (A.D.R.)

 227,909

 3,640

 Jazz Pharmaceuticals Plc *

 203,512

 16,998

 Johnson & Johnson

 1,385,847

 53,197

 Pfizer, Inc.

 1,535,265

 6,263

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 248,516

 $

 4,615,349

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 6,699,822

 Banks - 3.8%

 Diversified Banks - 1.3%

 25,356

 Wells Fargo & Co.

 $

 937,918

 Regional Banks - 2.5%

 21,664

 PNC Financial Services Group, Inc.

 $

 1,440,656

 36,620

 Regions Financial Corp.

 299,918

 $

 1,740,574

 Total Banks

 $

 2,678,492

 Diversified Financials - 6.9%

 Other Diversified Financial Services - 2.5%

 39,052

 Citigroup, Inc.

 $

 1,727,660

 Consumer Finance - 1.1%

 16,565

 Discover Financial Services

 $

 742,775

 Asset Management & Custody Banks - 1.5%

 144

 Artisan Partners Asset Management, Inc. *

 $

 5,681

 11,581

 Invesco, Ltd.

 335,386

 11,793

 The Carlyle Group LP

 356,738

 10,273

 Walter Investment Management Corp. *

 382,669

 $

 1,080,474

 Investment Banking & Brokerage - 1.8%

 19,265

 E*TRADE Financial Corp. *

 $

 206,328

 7,288

 The Goldman Sachs Group, Inc.

 1,072,429

 $

 1,278,757

 Total Diversified Financials

 $

 4,829,666

 Insurance - 4.0%

 Life & Health Insurance - 2.4%

 12,638

 Aflac, Inc.

 $

 657,429

 17,769

 MetLife, Inc.

 675,577

 14,120

 Unum Group

 398,890

 $

 1,731,896

 Property & Casualty Insurance - 1.6%

 5,688

 ACE, Ltd.

 $

 506,061

 12,223

 The Allstate Corp.

 599,783

 $

 1,105,844

 Total Insurance

 $

 2,837,740

 Real Estate - 0.8%

 Residential REIT's - 0.8%

 12,114

 American Campus Communities, Inc.

 $

 549,249

 Total Real Estate

 $

 549,249

 Software & Services - 9.0%

 Internet Software & Services - 3.6%

 2,186

 Google, Inc. *

 $

 1,735,750

 33,772

 Yahoo!, Inc. *

 794,655

 $

 2,530,405

 Data Processing & Outsourced Services - 0.8%

 3,140

 Visa, Inc.

 $

 533,298

 Application Software - 1.1%

 5,631

 Citrix Systems, Inc. *

 $

 406,333

 17,662

 Nuance Communications, Inc. *

 356,419

 $

 762,752

 Systems Software - 3.5%

 48,722

 Microsoft Corp.

 $

 1,393,936

 33,744

 Oracle Corp.

 1,091,281

 $

 2,485,217

 Total Software & Services

 $

 6,311,672

 Technology Hardware & Equipment - 6.1%

 Communications Equipment - 0.6%

 4,392

 F5 Networks, Inc. *

 $

 391,239

 Computer Hardware - 3.8%

 6,114

 Apple, Inc.

 $

 2,706,240

 Computer Storage & Peripherals - 1.7%

 37,060

 EMC Corp. *

 $

 885,363

 5,243

 SanDisk Corp. *

 288,365

 $

 1,173,728

 Total Technology Hardware & Equipment

 $

 4,271,207

 Semiconductors & Semiconductor Equipment - 2.2%

 Semiconductors - 2.2%

 13,791

 Analog Devices, Inc.

 $

 641,144

 10,920

 Maxim Integrated Products, Inc.

 356,538

 13,648

 Xilinx, Inc.

 520,944

 $

 1,518,626

 Total Semiconductors & Semiconductor Equipment

 $

 1,518,626

 Telecommunication Services - 2.5%

 Integrated Telecommunication Services - 2.5%

 5,112

 CenturyLink, Inc.

 $

 179,585

 32,366

 Verizon Communications, Inc.

 1,590,789

 $

 1,770,374

 Total Telecommunication Services

 $

 1,770,374

 Utilities - 3.4%

 Electric Utilities - 2.0%

 11,929

 American Electric Power Co., Inc.

 $

 580,107

 6,500

 NextEra Energy, Inc. *

 504,920

 10,146

 PPL Corp.

 317,671

 $

 1,402,698

 Multi-Utilities - 1.4%

 28,770

 Ameren Corp.

 $

 1,007,525

 Total Utilities

 $

 2,410,223

 TOTAL COMMON STOCKS

 (Cost $52,577,133)

 $

 68,457,505

 TOTAL INVESTMENT IN SECURITIES - 97.5%

 (Cost $52,577,133) (a)

 $

 68,457,505

 OTHER ASSETS & LIABILITIES - 2.5%

 $

 1,736,749

 TOTAL NET ASSETS - 100.0%

 $

 70,194,254

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 REIT

 Real Estate Investment Trust

 (a)

 At March 28, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $53,112,177 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 15,758,264

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (412,936)

 Net unrealized gain

 $

 15,345,328

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 28, 2013, in valuing the Fund’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
68,457,505

$
-

$
-

$
68,457,505

 Total

$
68,457,505

$
-

$
-

$
68,457,505

 During the year ended March 28, 2013, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Research Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date May 30, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date May 30, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date May 30, 2013 * Print the name and title of each signing officer under his or her signature.